STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:
Net Income (loss)			$ (2,192,939)	$ (1,661,850)	$ (3,125,595)	$ (1,787,669)
Adjustments to reconcile net income to net cash provided by operations:
Depreciation			20,503	15,530	40,206	61,024
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable			(344,030)	(4,381)	73,581	(63,543)
Decrease (increase) in inventory			(92,447)	(27,924)	26,418	(619,405)
Increase (decrease) in accounts payable			141,870	21,741	185,163	42,456
Net cash provided by (used in) operating activities			(875,555)	(615,364)	(1,370,123)	(1,230,347)
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES:
Purchases of property, plant and equipment			(26,247)	(33,772)	(59,541)	(127,687)
Net cash provided by (used in) investing activities			(1,309,789)	(29,684)	(51,366)	(148,539)
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:
Changes in note payable – related party			(6,000)	(6,000)	(12,000)	60,000
Net cash provided by (used in) financing activities			2,166,670	664,661	1,498,435	1,407,151
Net cash increase for period			(18,674)	19,613	76,945	28,265
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes			2,275
Cash paid for interest			34,941	35,877	35,877	5,158
S And S Beverage [Member]
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:
Net Income (loss)	$ (3,467)	$ (82,401)			(628,469)	(774,792)
Adjustments to reconcile net income to net cash provided by operations:
Depreciation					968	968
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable		16,024			71,656	(81,094)
Decrease (increase) in inventory		(18,757)			14,199	(74,888)
Increase (decrease) in accounts payable	(23,229)	15,830			(26,821)	88,338
Increase (decrease) in interest payable					11,915
Increase (decrease) in due to/from		(27,886)
Increase (decrease) in due to/from customers					(27,886)	314,083
Net cash provided by (used in) operating activities	(26,696)	(97,190)			(584,438)	(486,613)
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES:
Purchases of property, plant and equipment
Net cash provided by (used in) investing activities
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:
Changes in note payable – related party	10,000	45,001			548,001	514,752
Net cash provided by (used in) financing activities	10,000	45,001			548,001	514,752
Net cash increase for period	(16,696)	(52,189)			(36,437)	28,139
Cash at beginning of period	(6,362)	30,075	$ (6,362)	$ 30,075	30,075	1,936
Cash at end of period	(23,058)	(22,114)			(6,362)	30,075
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes					13,290
Cash paid for interest					$ 11,915	$ 10,597